Putnam
Investment
Fund 98

ANNUAL REPORT

June 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Concern over Asia held back stock performance in most markets during the second quarter. Your fund, which began operations on February 17, 1998, invests in companies of all sizes, but was positioned primarily in undervalued small- and mid-cap stocks during this period. The stock-selection skills of fund managers Charles Swanberg and Roland Gillis prevailed over the broad markets' lackluster performance, generating a 16.12% return at net asset value for the abbreviated initial fiscal year ended June 30, 1998.

Over this period, the key to positive performance among selected small and midsize companies was the ability to derive their profits from operations in the United States. Many of those chosen for the portfolio have been relatively unaffected by the current problems associated with Asia and Latin America. Earnings have been especially strong in the U.S. retail sector because of the healthy economy and falling interest rates. Since homeowners recently have been refinancing their mortgages at lower rates, they have had more money to spend on consumer goods and services. Year 2000 computer issues and abundant interest in the Internet contributed to the lucrative earnings in the technology sector.

A few examples of stocks that contributed strongly to the fund's performance are Exodus Communications, Starbucks Corporation, and Costco Companies, Inc. Exodus Communications, based in California, is a provider of Internet system and network management solutions that is benefiting from an increase in customers and sales. If you enjoy a cup of coffee, you'll know that Starbucks, based in Seattle, sells high-quality whole-bean coffees, ice cream, and Italian beverages and is immensely popular. Costco, also headquartered in the state of Washington, operates a chain of wholesale cash-and-carry membership warehouses in which you can buy just about anything from big screen televisions to economy-size bottles of shampoo.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Ascend Communications, Inc.
Networking equipment

Dollar Tree Stores, Inc.
Retail

Fifth Third Bancorp
Banks

Capita Group PLC (United Kingdom)
Computer services

PizzaExpress PLC (United Kingdom)
Restaurants

Keane, Inc.
Computer services

Exodus Communications, Inc.
Networking

Medtronic, Inc.
Medical supplies and devices

Geotel Communications
Telecommunication equipment

Medquist, Inc.
Health-care information systems

These holdings represent 20.8% of the fund's net assets as of June 30, 1998. Portfolio holdings will vary over time.

While these holdings, along with others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

As we move into the second half of 1998, we expect a slowdown in the economy as the effects of the Asian situation penetrate more deeply into the United States. Of particular importance are the effects of slowing exports to Asia and the possibility of further erosion of Asian currencies, particularly that of China. Japan is in the midst of its deepest recession since World War II, and with the stunning defeat of the ruling Liberal Democratic Party, there could be more delays in the plans for reviving Japan's economy. Analysts will likely trim their earnings estimates for many U.S. corporations to reflect these concerns. Keep in mind that we believe any slowdown would occur in the context of current economic growth and that we are not forecasting a recession.

We will be watching for signs of inflation at home but believe that the companies with less exposure to overseas markets will have better performance over the near term. Our confidence in your fund managers' ability to find such high-quality, rapidly growing stocks remains strong.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of June 30, 1998, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investment Fund 98 seeks capital appreciation by investing primarily in the equity securities of companies of all sizes.

TOTAL RETURN FOR PERIOD ENDED 6/30/98
(inception 2/17/98)

                                                     S&P 500     Consumer
                                 NAV         POP      Index    Price Index
---------------------------------------------------------------------------
Since inception                 16.12%      9.42%     8.59%       0.68%
---------------------------------------------------------------------------

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
2/17/98


               Fund's class A     S&P 500      Consumer Price
Date           shares at POP       Index           Index

2/17/98            9,425          10,000          10,000
3/31/98           10,290          10,512          10,019
6/30/98           10,942          10,859          10,068

Past performance is no assurance of future results.



PRICING INFORMATION for the period 2/17/98 to 6/30/98
-------------------------------------------------------------------
Share value:                               NAV           POP
-------------------------------------------------------------------
2/17/98                                   $8.50         $9.02
-------------------------------------------------------------------
6/30/98                                    9.87         10.47
-------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at net asset value. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance data do not take into account any adjustments for taxes payable on reinvested distributions and reflect an expense limitation which is currently in effect. Without the expense limitation, total returns would have been lower.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a measure of stock market performance. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Investment Fund 98

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Investment Fund 98 (the "fund") at June 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 17, 1998 (commencement of operations) through June 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at June 30, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 1998



Portfolio of investments owned
June 30, 1998




COMMON STOCKS (98.7%) (a)
NUMBER OF SHARES                                                                                        VALUE

Advertising (2.2%)
-------------------------------------------------------------------------------------------------------------
                  848  Lamar Advertising Co. (NON)                                              $      30,422
                1,200  Outdoor Systems, Inc. (NON)                                                     33,600
                                                                                               --------------
                                                                                                       64,022

Aerospace and Defense (0.6%)
-------------------------------------------------------------------------------------------------------------
                  485  Orbital Sciences Corp. (NON)                                                    18,127

Airlines (0.8%)
-------------------------------------------------------------------------------------------------------------
                  680  Ryanair Holdings, PLC ADR (Ireland) (NON)                                       24,225

Apparel (0.5%)
-------------------------------------------------------------------------------------------------------------
                  300  Gucci Group N.V. (Italy)                                                        15,900

Banks (2.7%)
-------------------------------------------------------------------------------------------------------------
                1,072  Fifth Third Bancorp                                                             67,536
                  150  Northern Trust Corp.                                                            11,438
                                                                                               --------------
                                                                                                       78,974

Broadcasting (2.2%)
-------------------------------------------------------------------------------------------------------------
                  200  Chancellor Media Corp.                                                           9,931
                  100  Citadel Communications, Corp. (NON)                                              1,994
                  890  Sinclair Broadcast Group, Inc. Class A (NON)                                    25,588
                  775  Univision Communications Inc. Class A (NON)                                     28,869
                                                                                               --------------
                                                                                                       66,382

Business Equipment and Services (1.3%)
-------------------------------------------------------------------------------------------------------------
                  730  Cintas Corp.                                                                    37,230

Business Services (1.6%)
-------------------------------------------------------------------------------------------------------------
                2,100  Rentokil Group PLC (United Kingdom)                                             15,087
                1,000  Syntel, Inc. (NON)                                                              31,250
                                                                                               --------------
                                                                                                       46,337

Cable Television (0.9%)
-------------------------------------------------------------------------------------------------------------
                  730  Tele-Communications, Inc. Class A (NON)                                         28,059

Cellular Communications (0.8%)
-------------------------------------------------------------------------------------------------------------
                1,750  Brightpoint, Inc. (NON)                                                         25,375

Computer Services (9.6%)
-------------------------------------------------------------------------------------------------------------
                7,341  Capita Group PLC (United Kingdom)                                               63,285
                  472  CMG Information Services, Inc. (NON)                                            33,394
                  796  Daou Systems, Inc. (NON)                                                        18,209
                  300  Getronics Electric N.V. (Netherlands)                                           15,530
                  985  IDT Corp. (NON)                                                                 29,612
                1,040  Keane, Inc. (NON)                                                               58,240
                  600  Misys PLC (United Kingdom)                                                      34,055
                  649  Sterling Commerce, Inc. (NON)                                                   31,477
                                                                                               --------------
                                                                                                      283,802

Computer Software (14.7%)
-------------------------------------------------------------------------------------------------------------
                  500  Aspect Development, Inc. (NON)                                                  37,813
                  460  BMC Software, Inc. (NON)                                                        23,891
                1,545  Broadvision, Inc (NON)                                                          36,887
                  600  Cerner Corp. (NON)                                                              16,988
                  425  Compuware Corp. (NON)                                                           21,728
                  540  Electronic Arts, Inc. (NON)                                                     29,160
                2,210  Fundtech Ltd. (NON)                                                             41,714
                  519  Intuit, Inc. (NON)                                                              31,789
                  129  Lycos, Inc. (NON)                                                                9,723
                  400  Parametric Technology Corp. (NON)                                               10,850
                1,310  Peregrine Systems, Inc. (NON)                                                   37,335
                3,240  SEMA Group PLC (United Kingdom)                                                 38,075
                1,070  Smallworldwide PLC ADR (United Kingdom) (NON)                                   31,164
                1,020  Visual Networks, Inc. (NON)                                                     37,341
                2,000  Walker Interactive Systems, Inc. (NON)                                          29,500
                                                                                               --------------
                                                                                                      433,958

Consumer Services (2.6%)
-------------------------------------------------------------------------------------------------------------
                  434  Applied Graphics Technologies, Inc. (NON)                                       19,856
                  485  Hillenbrand Industries, Inc.                                                    29,100
                  900  Travel Services International Inc. (NON)                                        29,588
                                                                                               --------------
                                                                                                       78,544

Cosmetics (0.4%)
-------------------------------------------------------------------------------------------------------------
                1,800  Thermolase Corp. (NON)                                                          13,050

Education (1.1%)
-------------------------------------------------------------------------------------------------------------
                  950  Apollo Group, Inc. Class A (NON)                                                31,409

Electronic Components (1.7%)
-------------------------------------------------------------------------------------------------------------
                  715  Metromedia Fiber Network, Inc. Class A (NON)                                    33,337
                  756  Sipex Corp. (NON)                                                               16,254
                                                                                               --------------
                                                                                                       49,591

Electronics (1.1%)
-------------------------------------------------------------------------------------------------------------
                  510  Uniphase Corp. (NON)                                                            32,018

Electronics and Electrical Equipment (1.3%)
-------------------------------------------------------------------------------------------------------------
                  550  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                          32,828
                  350  ThermoQuest Corp. (NON)                                                          5,228
                                                                                               --------------
                                                                                                       38,056

Energy-Related (0.6%)
-------------------------------------------------------------------------------------------------------------
                  550  Thermo Electron Corp. (NON)                                                     18,803

Entertainment (0.7%)
-------------------------------------------------------------------------------------------------------------
                  450  Coach USA, Inc. (NON)                                                           20,531

Environmental Control (0.5%)
-------------------------------------------------------------------------------------------------------------
                  300  Eastern Environmental Services, Inc. (NON)                                      10,200
                  200  Republic Services, Inc. Class A (NON)                                            5,100
                                                                                               --------------
                                                                                                       15,300

Finance (1.1%)
-------------------------------------------------------------------------------------------------------------
                  525  Fannie Mae                                                                      31,894

Financial Services (4.1%)
-------------------------------------------------------------------------------------------------------------
                  200  Associates First Capital Corp.                                                  15,375
                  200  Finova Group, Inc.                                                              11,325
                  193  FIRSTPLUS Financial Group, Inc. (NON)                                            6,948
                  471  HealthCare Financial Partners, Inc. (NON)                                       28,878
                   83  Marschollek, Lautenschlaeger und Partner AG (Germany)                           39,646
                  300  Star Banc Corp.                                                                 19,163
                                                                                               --------------
                                                                                                      121,335

Health Care Information Systems (1.5%)
-------------------------------------------------------------------------------------------------------------
                1,500  Medquist, Inc. (NON)                                                            43,313

Hospital Management and Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------
                  200  Medrisk, Inc. (NON)                                                              4,050

Insurance (0.5%)
-------------------------------------------------------------------------------------------------------------
                  700  Century Business Services, Inc. (NON)                                           14,000

Machinery (0.4%)
-------------------------------------------------------------------------------------------------------------
                  150  Sidel S.A. (France)                                                             10,892

Medical Management Services (1.0%)
-------------------------------------------------------------------------------------------------------------
                  800  Pediatrix Medical Group, Inc. (NON)                                             29,750

Medical Supplies and Devices (6.1%)
-------------------------------------------------------------------------------------------------------------
                1,463  Cyberonics, Inc. (NON)                                                          15,544
                  510  Henry Schein, Inc. (NON)                                                        23,524
                  529  IMS Health, Inc.                                                                31,476
                  770  Medtronic, Inc.                                                                 49,088
                  700  Omnicare, Inc.                                                                  26,688
                  100  Sofamor Danek Group, Inc. (NON)                                                  8,656
                  480  Stryker Corp.                                                                   18,420
                  300  Sybron International Corp. (NON)                                                 7,575
                                                                                               --------------
                                                                                                      180,971

Networking (2.0%)
-------------------------------------------------------------------------------------------------------------
                1,300  Exodus Communications, Inc. (NON)                                               58,175

Networking Equipment (3.7%)
-------------------------------------------------------------------------------------------------------------
                1,875  Ascend Communications, Inc. (NON)                                               92,930
                  634  FORE Systems, Inc. (NON)                                                        16,801
                                                                                               --------------
                                                                                                      109,731

Office Equipment (1.3%)
-------------------------------------------------------------------------------------------------------------
                  700  Avery Dennison Corp.                                                            37,625

Oil and Gas (0.5%)
-------------------------------------------------------------------------------------------------------------
                  185  Camco International, Inc.                                                       14,407

Pharmaceuticals (1.0%)
-------------------------------------------------------------------------------------------------------------
                  700  Sepracor, Inc. (NON)                                                            29,050

Pharmaceuticals and Biotechnology (0.7%)
-------------------------------------------------------------------------------------------------------------
                   12  Novartis AG ADR (Switzerland)                                                   19,939

Publishing (0.7%)
-------------------------------------------------------------------------------------------------------------
                  146  Wolters Kluwer N.V. (Netherlands)                                               20,002

Restaurants (3.7%)
-------------------------------------------------------------------------------------------------------------
                3,848  J.D. Wetherspoon PLC (United Kingdom)                                           18,473
                4,375  PizzaExpress PLC (United Kingdom)                                               62,863
                  500  Starbucks Corp. (NON)                                                           26,719
                                                                                               --------------
                                                                                                      108,055

Retail (11.9%)
-------------------------------------------------------------------------------------------------------------
                  900  Borders Group, Inc. (NON)                                                       33,300
                   60  CompUSA, Inc. (NON)                                                              1,084
                  310  Costco Companies, Inc. (NON)                                                    19,549
                1,823  Dollar Tree Stores, Inc. (NON)                                                  74,039
                1,300  Eagle Hardware & Garden, Inc. (NON)                                             30,063
                  910  Fred Meyer, Inc. (NON)                                                          38,675
                  400  General Nutrition Companies, Inc. (NON)                                         12,450
                  350  Hornbach Holding                                                                31,950
                  600  Kohls Corp. (NON)                                                               31,125
                  800  Michaels Stores, Inc.                                                           28,225
                  900  Office Depot, Inc. (NON)                                                        28,406
                  900  Payment Services., Inc. (NON)                                                   22,894
                                                                                               --------------
                                                                                                      351,760

Semiconductors (1.0%)
-------------------------------------------------------------------------------------------------------------
                  500  Linear Technology Corp.                                                         30,156

Specialty Consumer Products (2.2%)
-------------------------------------------------------------------------------------------------------------
                  500  Central Garden and Pet Co. (NON)                                                15,563
                1,117  Guitar Center, Inc. (NON)                                                       33,650
                  360  Mattel, Inc.                                                                    15,233
                                                                                               --------------
                                                                                                       64,446

Supermarkets (1.0%)
-------------------------------------------------------------------------------------------------------------
                  650  Dominick's Supermarkets, Inc. (NON)                                             28,966

Telecommunication Equipment (3.6%)
-------------------------------------------------------------------------------------------------------------
                  734  Advanced Fibre Communications (NON)                                             29,406
                1,096  Geotel Communications (NON)                                                     44,662
                  911  Qwest Communications International, Inc. (NON)                                  31,771
                                                                                               --------------
                                                                                                      105,839

Telecommunications (1.9%)
-------------------------------------------------------------------------------------------------------------
                  600  Global Telesystems Group, Inc. (NON)                                            29,250
                  440  Panamsat Corp. (NON)                                                            25,025
                  100  STET Hellas Telecommunications S.A. ADR (Greece)(NON)                            4,150
                                                                                               --------------
                                                                                                       58,425

Wireless Communications (0.8%)
-------------------------------------------------------------------------------------------------------------
                  400  Airtouch Communications, Inc. (NON)                                             23,375
                                                                                               --------------
                       Total Common Stocks (cost $2,510,898)                                   $    2,915,849

SHORT-TERM INVESTMENTS (3.6%) (a) (cost $107,017)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
            $107,000   Interest in $750,000,000 joint repurchase agreement
                         dated June 30, 1998 with Goldman Sachs & Co. due
                         July 1, 1998 with respect to various U.S. Treasury
                         obligations -- maturity value of $107,017 for an
                         effective yield of 5.8%                                               $      107,017
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $2,617,915) (b)                                 $    3,022,866
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $2,955,295.

(b)   The aggregate identified cost on a tax basis is $2,617,915, resulting in gross unrealized appreciation and depreciation of $475,684 and $70,733, respectively, or net unrealized appreciation of $404,951.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,617,915) (Note 1)                                                    $3,022,866
---------------------------------------------------------------------------------------------------
Cash                                                                                            885
---------------------------------------------------------------------------------------------------
Foreign currency (identified cost $11,644)                                                   11,599
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                               523
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                6,852
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                             11,445
---------------------------------------------------------------------------------------------------
Total assets                                                                              3,054,170

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                             79,783
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      629
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  120
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     10
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       18,333
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            98,875
---------------------------------------------------------------------------------------------------
Net assets                                                                               $2,955,295

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $2,557,621
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                        (7,232)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                            404,906
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $2,955,295

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,955,295 divided by 299,527 shares)                                                        $9.87
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $9.87)*                                               $10.47
---------------------------------------------------------------------------------------------------

* On single retail sales less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period February 17, 1998 (commencement of operations) to June 30, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                  $  1,374
--------------------------------------------------------------------------------------------------
Dividends                                                                                    1,756
--------------------------------------------------------------------------------------------------
Total investment income                                                                      3,130
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                             6,742
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               1,926
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                             241
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      1,479
--------------------------------------------------------------------------------------------------
Registration fees                                                                               61
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,000
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,354
--------------------------------------------------------------------------------------------------
Other                                                                                           11
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (18,187)
--------------------------------------------------------------------------------------------------
Total expenses                                                                               9,647
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                     (15)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                 9,632
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (6,502)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                            (7,232)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                            (45)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               404,951
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    397,674
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $391,172
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                        For the period
                                                                                                     February 17, 1998
                                                                                                         (commencement
                                                                                                     of operations) to
                                                                                                               June 30
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                         $   (6,502)
----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                                (7,232)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                                          404,906
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                           391,172
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                              564,123
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                                   955,295
----------------------------------------------------------------------------------------------------------------------

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                                 2,000,000
----------------------------------------------------------------------------------------------------------------------
End of period                                                                                               $2,955,295
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-share                                                                                                   February 17, 1998+
operating performance                                                                                              to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                      (.02)(b)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.39
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.37
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $9.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at
net asset value (%)(a)                                                                                                  16.12*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $2,955
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                 .37*(b)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                                (.25)*(b)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  72.22*
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid                                                                                           $.0264
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.06 per share. (See Note 2).

(c) Includes amounts paid through expense offset arrangements. (Note 2)

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares during the period.




Notes to financial statements
June 30, 1998

Note 1
Significant accounting policies

Putnam Investment Fund 98 (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term growth of capital by investing primarily in equity securities of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation which is significantly greater than that of the market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foriegn currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At June 30, 1998, the fund had a capital loss carryover of approximately $7,232 available to offset future net capital gain, if any, which will expire on June 30, 2006.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include permanent differences of net operating losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended June 30, 1998, the fund reclassified $6,502 to decrease accumulated net investment loss and $6,502 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expenses and credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended June 30, 1998, fund expenses were reduced by $15 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the period ended June 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended June 30, 1998, Putnam Mutual Funds Corp., acting underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended June 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $4,380,731 and $1,862,557, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         For the period
                                        February 17, 1998
                                        (commencement of
                                         operations) to
                                           June 30, 1998
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          77,395         $687,677
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                             --              --
------------------------------------------------------------
                                     77,395          687,677

Shares
repurchased                         (13,162)        (123,554)
------------------------------------------------------------
Net increase                         64,233         $564,123
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to February 17, 1998 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on February 13, 1998.

At June 30, 1998, Putnam Investments, Inc. owned 246,069 shares of the fund (82.2% of shares outstanding), valued at $2,428,701.



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Charles Swanberg
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Investment Fund
98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

44639     8/98